Trade Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current receivables [abstract]
Summary of Accounts Receivable, Net

	2024	2023
Trade receivables	Ps. 15,912	Ps. 15,022
The Coca-Cola Company (related party) (See Note 13)	491	378
Loans to employees	85	76
FEMSA and subsidiaries (related parties) (See Note 13)	867	1,460
Other sundry accounts receivable (1)	2,134	1,390
Allowance for expected credit losses	(869)	(577)
	Ps. 18,620	Ps. 17,749
(1) This amount includes Ps. 334 from the pending insurance recovery.

Summary of Changes in the Allowance for Expected Credit Losses

	2024	2023	2022
Balance at the beginning of the year	Ps. 577	Ps. 538	Ps. 531
Allowance for the year	117	29	14
Charges and write-offs of uncollectible accounts	170	23	38
Effects of changes in foreign exchange rates	5	(13)	(45)
Balance at the end of the year	Ps. 869	Ps. 577	Ps. 538